RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of consulting fees (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Company controlled by the President and CEO [Member]
Disclosure of transactions between related parties [line items]
Consulting fees	$ 47,500	$ 75,000	$ 0
Company controlled by the Former Corporate Secretary [Member]
Disclosure of transactions between related parties [line items]
Consulting fees	0	60,000	0
Director [Member]
Disclosure of transactions between related parties [line items]
Consulting fees	0	0	307,734
Related parties [Member]
Disclosure of transactions between related parties [line items]
Consulting fees	$ 47,500	$ 135,000	$ 307,734